Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings

C6     Borrowings

C6.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2018 £m	31 Dec 2017 £m
Holding company operations:note (i)
US$250m 6.75% Notes (Tier 1)note (vi)	196	185
US$300m 6.5% Notes (Tier 1)note (vi)	235	222
US$700m 5.25% Notes (Tier 2)	550	517
US$550m 7.75% Notes (Tier 1)note (v)	—	407
US$1,000m 5.25% Notes (Tier 2)	780	731
US$725m 4.375% Notes (Tier 2)	565	530
US$750m 4.875% Notes (Tier 2)	583	548
Perpetual Subordinated Capital Securities	2,909	3,140
€20m Medium Term Notes 2023 (Tier 2)note (vii)	18	18
£435m 6.125% Notes 2031 (Tier 2)	431	430
£400m 11.375% Notes 2039 (Tier 2)	399	397
£600m 5% Notes 2055 (Tier 2)	591	591
£700m 5.7% Notes 2063 (Tier 2)	696	696
£750m 5.625% Notes 2051 (Tier 2)note (iv)	743	—
£500m 6.25% Notes 2068 (Tier 2)note (iv)	498	—
US$500m 6.5% Notes 2048 (Tier 2)note (iv)	391	—
Subordinated Notes	3,767	2,132
Subordinated debt total	6,676	5,272
Senior debt:note (ii)
£300m 6.875% Bonds 2023	294	300
£250m 5.875% Bonds 2029	223	249
Bank loannote (iii)	275	—
Holding company total	7,468	5,821
Prudential Capital bank loannote (iii)	—	275
Jackson US$250m 8.15% Surplus Notes 2027note (viii)	196	184
Total (per consolidated statement of financial position)	7,664	6,280

Notes

(i)   These debt tier classifications are consistent with the treatment of capital for regulatory purposes under the Solvency II regime. The Group has designated US$3,725 million (31 December 2017: US$4,275 million) of its US dollar denominated subordinated debt as a net investment hedge under IAS 39 to hedge the currency risks related to the net investment in Jackson.

(ii)  The senior debt ranks above subordinated debt in the event of liquidation. In 2018, as part of its preparation to demerge M&GPrudential, the Group made certain modifications to the terms and conditions of the senior bonds with bondholders’ consent. The amendment to the terms and conditions will avoid an event of a technical default on the bonds, should the demerger proceed. The fees paid to bondholders have been adjusted to the carrying value of the bonds and will be amortised in subsequent periods. No other adjustments were made to the carrying value of the debt as a result of the modification.

(iii)  The bank loan of £275 million is drawn at a cost of 12-month GBP LIBOR plus 0.33 per cent. The loan , held by Prudential Capital as of 31 December 2017, was renewed in December 2018, with Prudential plc becoming the new holder.  The loan matures on 20 December 2022 with an option to repay annually.

(iv)  In October 2018, the Company issued the following three substitutable core structural borrowings as part of the process required before demerger to rebalance debt across M&GPrudential and Prudential (see below):

-£750 million 5.625 per cent Tier 2 subordinated notes due 2051. The proceeds, net of costs, were £743 million;

-£500 million 6.25 per cent Tier 2 subordinated notes due 2068. The proceeds, net of costs, were £498 million; and

-US$500 million 6.5 per cent Tier 2 subordinated notes due 2048. The proceeds, net of costs, were £389 million (US$498 million).

(v)  In December 2018, the Company paid £434 million to redeem its US$550 million 7.75 per cent Tier 1 perpetual subordinated notes.

(vi)  These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(vii) The €20 million borrowings were issued at 20-year Euro Constant Maturity Swap (capped at 6.5 per cent). These have been swapped into borrowings of £14 million with interest payable at three-month GBP LIBOR plus 1.2 per cent.

(viii) Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

Prior to the demerger, the Group expects to rebalance its debt capital across Prudential and M&GPrudential. This will include the ultimate holding company of M&GPrudential becoming an issuer of new debt, including debt substituted from Prudential, and Prudential redeeming some of its existing debt. Following these actions, the overall absolute quantum of debt across Prudential and M&GPrudential is currently expected to increase, by an amount which is not considered to be material in the context of the Group’s total outstanding debt as at 30 June 2018, before any substitutable debt had been issued, of £7.6 billion (comprising the Group’s core structural borrowings of £6.4 billion and shareholder borrowings from short-term fixed income securities programme of £1.2 billion). At the time of the demerger, Prudential expects M&GPrudential to be holding around £3.5 billion of subordinated debt. This expectation is subject to the M&GPrudential capital risk appetite being approved by the Board of the ultimate holding company of M&GPrudential, once fully constituted to include independent non-executive directors, and reflects the current operating environment and economic conditions, material changes in which may lead to a different outcome.

C6.2  Other borrowings

(i)	Operational borrowings attributable to shareholder-financed businesses

	31 Dec 2018 £m	31 Dec 2017 £m
Commercial Paper	472	485
Medium Term Notes 2018	—	600
Borrowings in respect of short-term fixed income securities programmes	472	1,085
Bank loans and overdrafts	90	70
Obligations under finance leases	19	5
Other borrowings	417	631
Other borrowingsnote	526	706
Total	998	1,791

Note

Other borrowings mainly include senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson. In addition, other borrowings include amounts whose repayment to the lender is contingent upon future surplus emerging from certain contracts specified under the arrangement. If insufficient surplus emerges on those contracts, there is no recourse to other assets of the Group and the liability is not payable to the degree of shortfall.

(ii)	Borrowings attributable to with-profits businesses

	31 Dec 2018 £m	31 Dec 2017 £m
Non-recourse borrowings of consolidated investment funds*	3,845	3,570
£100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc†	—	100
Other borrowings (including obligations under finance leases)	95	46
Total	3,940	3,716

*       In all instances the holders of the debt instruments issued by these subsidiaries and funds do not have recourse beyond the assets of these subsidiaries and funds.

†      The interests of the holders of the bonds issued by Scottish Amicable Finance plc, a subsidiary of the Scottish Amicable Insurance Fund, are subordinated to the entitlements of the policyholders of that fund. These bonds were redeemed in full on 30 June 2018.

C6.3  Maturity analysis

The following table sets out the remaining contractual maturity analysis of the Group’s borrowings as recognised in the statement of financial position:

	Shareholder-financed businesses				With-profits businesses
	Core structural borrowings		Operational borrowings		Borrowings
	31 Dec 2018 £m	31 Dec 2017 £m	31 Dec 2018 £m	31 Dec 2017 £m	31 Dec 2018 £m	31 Dec 2017 £m
Less than 1 year	—	275	840	1,723	573	351
1 to 2 years	—	—	89	1	71	371
2 to 3 years	—	—	1	1	90	184
3 to 4 years	275	—	—	—	5	59
4 to 5 years	312	—	—	—	102	1
Over 5 years	7,077	6,005	68	66	3,099	2,750
Total	7,664	6,280	998	1,791	3,940	3,716